Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Net Income (Loss) Per Share
Summary of computation of basic and diluted net loss per share

The following table summarizes the computation of basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss), basic and diluted	$757	$(1,393)
Denominator:
Weighted-average common shares outstanding, basic	25,468	23,862
Add: effect of dilutive securities	789	—
Weighted-average common shares outstanding, diluted	26,257	23,862
Net income (loss) per share, basic and diluted
Basic	$0.03	$(0.06)
Diluted	$0.03	$(0.06)

Schedule of Potentially dilutive securities that were excluded from the computation of diluted net loss per common share

The following outstanding potentially dilutive common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods indicated because including them would have been antidilutive (in thousands):

	March 31,
	2024	2023
Warrants	26,724	995
Convertible promissory notes	5,543	1,809
Options	—	885
Total	32,267	3,689

	2023	2022
Convertible promissory notes	9,827,666	9,688,740
Warrants	9,200,000	3,942,853
Options	3,579,294	4,773,892
Restricted Stock Units (RSU)	2,099,970	—
Total	24,706,930	18,405,485